ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

China Hydroelectric Corporation (the “Company”) was incorporated on July 10, 2006 under the laws of the Cayman Islands to serve as a vehicle for the acquisition of equity interests in companies with hydroelectric assets in the People’s Republic of China (the “PRC” or “China”). The Company and its subsidiaries (the “Group”) are principally engaged in the operation and development of hydroelectric assets and the generation of hydroelectric power in the PRC.

On January 25, 2010, the Company completed an initial public offering (“IPO”), whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one American Depository Share (“ADS”) priced at US$14.80 and one warrant priced at US$1.20. Each ADS represents three ordinary shares and each warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. The IPO yielded aggregate gross proceeds of US$96,000. The proceeds, net of applicable expenses, are used to acquire hydroelectric operating companies and assets and to develop new hydroelectric power projects in China, for working capital and for general corporate purposes.

The Company does not conduct any substantive operation of its own and conducts its primary business operations through its subsidiaries.

During the years ended December 31, 2010, 2011 and 2012, the Company made six, one and nil acquisitions of hydroelectric entities, respectively. Details of the acquisitions made are disclosed in Note 3.

As of December 31, 2012, the Company’s subsidiaries included the following entities:

Subsidiaries	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Beijing A.B.C. Investment Consulting Co., Ltd. (“ABC”)	Mainland of PRC	April 19, 2007	100%	Provision of general and administrative services to group companies
Yunnan Huabang Electric Power Development Co., Ltd. (“Binglangjiang”)	Mainland of PRC	April 25, 2007	100%	Operation and development of hydroelectric assets
Sichuan Huabang Hydroelectric Development Co., Ltd. (“Liyuan”)	Mainland of PRC	May 21, 2007	100%	Operation and development of hydroelectric assets
Zhejiang Province Jingning Yingchuan Hydroelectric Development Co., Ltd. (“Yingchuan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Qingtian Wuliting Hydroelectric Development Co., Ltd. (“Wuliting”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Suichang County Jiulongshan Hydroelectric Development Co., Ltd. (“Jiulongshan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
China Hydroelectric Corporation (Hong Kong) Limited (“CHC HK”)	Hong Kong (“HK”)	June 25, 2008	100%	Investment holding company

	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Pingnan County Wangkeng Hydroelectric Co., Ltd. (“Wangkeng”)	Mainland of PRC	October 21, 2008	100%	Operation and development of hydroelectric assets
Sanming Zhongyin Banzhu Hydroelectric Co., Ltd. (“Banzhu”)	Mainland of PRC	October 22, 2008	100%	Operation and development of hydroelectric assets
Sun Power Asia Limited (“Sunpower”)	HK	November 14,2008	100%	Investment holding company
Yunhe County Shapulong Hydropower Generation Co., Ltd. (“Shapulong”)	Mainland of PRC	August 3, 2009	100%	Operation and development of hydroelectric assets
Zhejiang Longquan Ruiyang Cascaded II Hydropower Plant Co., Ltd. (“Ruiyang”)	Mainland of PRC	August 20, 2009	100%	Operation and development of hydroelectric assets
Suichang County Zhougongyuan Hydroelectric Development Co., Ltd. (“Zhougongyuan”)	Mainland of PRC	December 3, 2009	100%	Operation and development of hydroelectric assets
Fujian Huabang Hydroelectric Investment Co., Ltd. (“Fujian Huabang”).	Mainland of PRC	January 14, 2010	100%	Investment holding company
Henan Wuyue Storage Power Generation Co., Ltd. (“Wuyue”)	Mainland of PRC	March 23, 2010	79%	Development of hydroelectric assets
Yingjiang County Qinrui Husahe Power Co., Ltd. (“Husahe”)	Mainland of PRC	April 19, 2010	100%	Operation and development of hydroelectric assets
Fugong County Hengda Electric Power Development Co., Ltd. (“Hengda”)	Mainland of PRC	June 22, 2010	100%	Operation and development of hydroelectric assets
Fugong County Xineng Electric Power Development Co., Ltd. (“Xineng”)	Mainland of PRC	August 16, 2010	100%	Operation and development of hydroelectric assets
Luquan Xiaopengzu Power Generation Co., Ltd. (“Xiaopengzu”)	Mainland of PRC	September 8, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinling Power Generation Co., Ltd. (“Jinling”)	Mainland of PRC	December 30, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinlong Hydroelectric Co., Ltd. (“Jinlong”)	Mainland of PRC	December 30, 2010	55%	Operation and development of hydroelectric assets
Shaowu City Jintang Hydroelectric Co., Ltd. (“Jintang”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Shaowu City Jinwei Hydroelectric Co., Ltd. (“Jinwei”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Jinping Kanghong Hydroelectric Development Co., Ltd. (“Dazhaihe”)	Mainland of PRC	April 10, 2011	100%	Operation and development of hydroelectric assets